UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS Global Thematic Fund
	Shares	Value ($)
Common Stocks 97.7%
Austria 2.2%
Erste Group Bank AG	942,730	16,399,507
Raiffeisen Bank International AG	126,903	3,042,102

(Cost $32,418,217)		19,441,609
Bahrain 0.3%
Aluminium Bahrain 144A (GDR) (Cost $4,443,880)	370,015	2,588,255
Bermuda 0.6%
Lazard Ltd. "A" (a) (Cost $6,274,238)	216,494	5,589,875
Brazil 5.3%
All America Latina Logistica SA	1,149,699	5,461,285
Gol Linhas Aereas Inteligentes SA (ADR) (b)	475,486	3,604,184
Itau Unibanco Holding SA (ADR) (Preferred)	380,813	6,778,471
Petroleo Brasileiro SA (ADR) (b)	686,679	18,533,466
SLC Agricola SA	1,063,574	9,363,286
Tam SA (ADR) (b)	175,844	3,386,756

(Cost $58,514,214)		47,127,448
Canada 0.4%
TransAlta Corp. (Cost $3,716,873)	179,323	3,866,182
China 3.2%
China Life Insurance Co., Ltd. "H"	2,226,586	5,946,356
Home Inns & Hotels Management, Inc. (ADR)* (b)	156,431	4,858,747
Li Ning Co., Ltd. (b)	2,049,400	1,600,573
Mindray Medical International Ltd. (ADR) (b)	486,705	13,131,301
Yanzhou Coal Mining Co., Ltd. "H"	1,041,728	2,535,925

(Cost $32,639,050)		28,072,902
Denmark 1.1%
A P Moller-Maersk AS "B"	997	6,832,837
Vestas Wind Systems AS* (b)	239,027	3,225,064

(Cost $14,171,066)		10,057,901
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $2,876,087)	1,643,619	4,286,156
France 0.7%
Renault SA (Cost $6,595,584)	165,075	6,201,253
Germany 9.7%
Axel Springer AG	273,215	12,264,558
Commerzbank AG* (b)	3,036,726	5,679,330
Deutsche Lufthansa AG (Registered)	697,766	9,040,299
Deutsche Post AG (Registered)	1,053,146	15,910,647
HeidelbergCement AG	82,875	3,479,310
Infineon Technologies AG	604,064	4,992,864
Metro AG	269,175	13,236,324
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	48,190	6,093,942
Siemens AG (Registered)	153,436	15,486,061

(Cost $105,085,170)		86,183,335
Greece 0.2%
Hellenic Exchanges SA (Cost $3,076,794)	410,836	1,402,110
Hong Kong 0.1%
China Merchants Holdings International Co., Ltd. (Cost $713,251)	249,916	736,500
India 3.1%
ICICI Bank Ltd. (ADR) (b)	533,927	15,542,615
Larsen & Toubro Ltd.	210,239	5,246,375
Reliance Industries Ltd.	444,412	6,788,561

(Cost $37,916,112)		27,577,551
Indonesia 0.6%
PT Semen Gresik (Persero) Tbk (Cost $3,793,973)	4,904,381	5,154,101
Israel 1.9%
NICE Systems Ltd. (ADR)*	90,403	3,035,733
Teva Pharmaceutical Industries Ltd. (ADR) (b)	346,136	13,710,447

(Cost $19,374,481)		16,746,180
Japan 6.1%
Dai-ichi Life Insurance Co., Ltd.	3,114	3,465,433
FANUC Corp.	30,500	5,007,106
Hitachi Ltd.	1,809,000	10,136,674
INPEX Corp.	2,814	18,911,482
Mitsubishi UFJ Financial Group, Inc.	2,759,900	11,990,265
Toyota Motor Corp.	128,500	4,224,989

(Cost $48,699,034)		53,735,949
Korea 2.7%
POSCO (ADR) (b)	63,895	5,472,607
Samsung Electronics Co., Ltd.	20,796	18,880,030

(Cost $20,063,532)		24,352,637
Netherlands 7.0%
Koninklijke (Royal) KPN NV	647,906	7,936,874
Lyondellbasell Industries NV "A" (a)	214,985	7,023,560
QIAGEN NV*	492,951	7,289,958
TNT Express NV	843,499	6,102,680
Unilever NV (CVA)	720,981	24,553,930
VimpelCom Ltd. (ADR)	752,082	8,964,817

(Cost $66,595,116)		61,871,819
Panama 0.7%
Copa Holdings SA "A" (Cost $5,444,014)	99,278	6,409,388
Puerto Rico 0.5%
Popular, Inc.* (b) (Cost $8,732,963)	2,964,562	4,417,197
Russia 0.6%
Mobile TeleSystems (ADR) (Cost $4,233,237)	304,628	5,263,972
South Africa 2.2%
MTN Group Ltd.	660,521	11,884,059
Murray & Roberts Holdings Ltd.*	551,335	1,712,177
Standard Bank Group Ltd.	469,403	5,723,490

(Cost $18,938,988)		19,319,726
Sweden 2.6%
Telefonaktiebolaget LM Ericsson "B" (Cost $25,595,351)	2,212,545	23,546,543
Switzerland 3.4%
Julius Baer Group Ltd.*	335,478	12,000,188
Roche Holding AG (Genusschein)	84,504	13,440,915
UBS AG (Registered)*(a)(b)	357,388	4,456,628

(Cost $30,341,772)		29,897,731
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b) (Cost $9,869,378)	809,477	10,458,443
Thailand 0.4%
Bangkok Bank PCL (Foreign Registered)	281,700	1,463,612
Kasikornbank PCL (Foreign Registered)	372,300	1,446,607
Seamico Securities PCL (Foreign Registered)	26,054,218	1,069,920

(Cost $5,318,671)		3,980,139
United Kingdom 0.6%
Rio Tinto PLC (Cost $5,120,228)	105,630	5,591,569
United States 39.8%
Abbott Laboratories (b)	265,255	14,469,660
Adobe Systems, Inc.* (b)	170,259	4,668,502
Advanced Micro Devices, Inc.* (b)	1,277,154	7,267,006
AGCO Corp.*	168,581	7,712,581
AllianceBernstein Holding LP (b)	168,524	2,259,907
Allscripts Healthcare Solutions, Inc.* (b)	503,081	9,789,956
Apple, Inc.*	27,047	10,337,363
Archer-Daniels-Midland Co. (b)	340,154	10,245,438
Ashland, Inc.	159,644	8,879,399
Bank of America Corp.	2,097,635	11,411,134
Bunge Ltd.	117,505	7,344,063
Calpine Corp.* (b)	960,182	14,441,137
Chevron Corp. (b)	147,546	15,170,680
Cisco Systems, Inc.	570,454	10,633,263
Energy Transfer Partners LP	151,352	6,623,164
Exelis, Inc.	41,498	370,992
Exxon Mobil Corp. (b)	211,233	16,991,583
General Motors Co.* (b)	563,915	12,005,750
Interpublic Group of Companies, Inc.	158,255	1,484,432
iRobot Corp.* (b)	66,661	2,116,487
ITT Corp.	20,749	418,507
Janus Capital Group, Inc.	316,126	2,086,432
JPMorgan Chase & Co.	301,488	9,337,083
Laboratory Corp. of America Holdings* (b)	306,567	26,278,923
Life Technologies Corp.*	525,100	20,337,123
Medco Health Solutions, Inc.*	138,327	7,838,991
Monsanto Co.	153,789	11,295,802
NCR Corp.*	753,416	13,177,246
New York Times Co. "A"* (b)	545,112	3,968,415
Newmont Mining Corp. (b)	115,037	7,923,749
Quest Software, Inc.* (b)	237,166	4,285,590
RadioShack Corp. (b)	431,130	4,949,372
Ralcorp Holdings, Inc.*	67,704	5,505,689
Rock-Tenn Co. "A"	129,119	7,521,182
Schlumberger Ltd.	59,037	4,447,257
Symantec Corp.* (b)	1,032,643	16,883,713
The Mosaic Co.	148,252	7,821,776
Whirlpool Corp. (b)	133,959	6,572,029
Williams Companies, Inc.	541,539	17,480,879
Xylem, Inc.	41,498	991,802

(Cost $377,348,725)		353,344,057

Total Common Stocks (Cost $957,909,999)		867,220,528
Preferred Stock 1.9%
Germany
Volkswagen AG (Cost $15,829,478)	96,945	16,648,325
Rights 0.0%
Thailand
Zmico, Expiration Date 1/3/2012* (Cost $0)	3,498,775	87,554
Participatory Notes 0.2%
Jordan 0.1%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013 (Cost $1,010,224)	61,880	636,031
Nigeria 0.1%
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013* (Cost $2,038,475)	24,267,562	1,384,562

Total Participatory Notes (Cost $3,048,699)		2,020,593

	Principal Amount ($)	Value ($)
Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,258,412

	Shares	Value ($)
Securities Lending Collateral 21.4%
Daily Assets Fund Institutional, 0.2% (c) (d) (Cost $189,547,067)	189,547,067	189,547,067
Cash Equivalents 0.2%
Central Cash Management Fund, 0.13% (c) (Cost $1,385,180)	1,385,180	1,385,180

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,167,720,423) †	121.5	1,078,167,659
Other Assets and Liabilities, Net	(21.5)	(190,872,807)

Net Assets	100.0	887,294,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,167,197,408.  At November 30, 2011, net unrealized depreciation for all securities based on tax cost was $89,029,749.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,954,799 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $134,984,548.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2011 amounted to $193,383,241, which is 21.8% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At November 30, 2011 the DWS Global Thematic Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Rights, Participatory Notes & Other Investments
Financials	139,710,351	15.8%
Information Technology	138,302,970	15.6%
Health Care	126,287,274	14.2%
Energy	107,482,997	12.1%
Industrials	97,655,241	11.0%
Consumer Discretionary	76,894,930	8.7%
Materials	74,009,722	8.3%
Consumer Staples	70,248,730	7.9%
Telecommunication Services	38,335,878	4.3%
Utilities	18,307,319	2.1%
Total	887,235,412	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and/or Other Equity Investments(e)
Austria	$—	$19,441,609	$—	$19,441,609
Bahrain	—	2,588,255	—	2,588,255
Bermuda	5,589,875	—	—	5,589,875
Brazil	47,127,448	—	—	47,127,448
Canada	3,866,182	—	—	3,866,182
China	17,990,048	10,082,854	—	28,072,902
Denmark	—	10,057,901	—	10,057,901
Egypt	—	4,286,156	—	4,286,156
France	—	6,201,253	—	6,201,253
Germany	—	102,831,660	—	102,831,660
Greece	—	1,402,110	—	1,402,110
Hong Kong	—	736,500	—	736,500
India	15,542,615	12,034,936	—	27,577,551
Indonesia	—	5,154,101	—	5,154,101
Israel	16,746,180	—	—	16,746,180
Japan	—	53,735,949	—	53,735,949
Korea	5,472,607	18,880,030	—	24,352,637
Netherlands	15,988,377	45,883,442	—	61,871,819
Panama	6,409,388	—	—	6,409,388
Puerto Rico	4,417,197	—	—	4,417,197
Russia	5,263,972	—	—	5,263,972
South Africa	—	19,319,726	—	19,319,726
Sweden	—	23,546,543	—	23,546,543
Switzerland	4,456,628	25,441,103	—	29,897,731
Taiwan	10,458,443	—	—	10,458,443
Thailand	87,554	3,980,139	—	4,067,693
United Kingdom	—	5,591,569	—	5,591,569
United States	353,344,057	—	—	353,344,057
Participatory Notes(e)	—	2,020,593	—	2,020,593
Other Investments	—	—	1,258,412	1,258,412
Short-Term Investments(e)	190,932,247	—	—	190,932,247
Total	$703,692,818	$373,216,429	$1,258,412	$1,078,167,659

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Brazil
Balance as of August 31, 2011	$1,363,541
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(105,129)
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of November 30, 2011	$1,258,412
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2011	$(105,129)

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012